INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Loss before income taxes	$ (919,555)	$ 354,715	$ (4,783,013)	$ (3,187,662)
Foreign, including British Virgin Island [Member]
Loss before income taxes	(8,467)	690,229	472,865	(160,538)
Local (US regime) [Member]
Loss before income taxes	(919,555)	(227,398)	(4,845,138)	(2,444,654)
Foreign, including Malaysia [Member]
Loss before income taxes	(92,834)	(101,387)	(398,431)	(578,231)
Foreign, including Labuan, Malaysia [Member]
Loss before income taxes	$ 42	$ (6,729)	$ (12,309)	$ (4,239)